10. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	December 31,
	2016	2015
		(Combined – Note 2)
CeraVest security deposits	$38,439	$22,755
Temporary payments to merchants	4,072	3,042
Purchasing funds from CeraVest loan investors	5,846	─
Payables related to properties and others	3,313	10,899
Rental advance and customer deposits	2,076	2,425
Accrued expenses	1,437	2,692
Business and other tax payables	845	1,069
Salary payable	2,458	2,326
Interest payable for bank borrowings	174	253
Other current liabilities	2,542	2,749
Total	$61,202	$48,210